Intangible Assets (Details) - Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	Nov. 30, 2018 USD ($)
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
2019	$ 127,120
2020	119,796
2021	111,560
2022	111,560
2023	111,560
Thereafter	1,006,317
$ 1,587,913